Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for the periods presented were calculated as follows:

	For the Six Months Ended June 30,
	2025	2024

Numerator:
Net income attributable to the Company’s ordinary shareholders (U$’000)
Basic	30,253	36,639
Diluted	30,253	36,639

Denominator:
Weighted-average number of common stock used to compute net income per share
Basic	163,186,914	159,525,286
Diluted	168,569,206	163,153,129

Basic and diluted earnings per share ($)
Basic	0.19	0.23
Diluted	0.18	0.22